Related party transactions	12 Months Ended
Jun. 30, 2021
Related party transactions
Related party transactions
38	Related party transactions

Parties are considered to be related if one party directly or indirectly has the ability to control or jointly control the other party or exercise significant influence over the other party or is a member of the key management of the reporting entity (Sasol Limited). In particular, this relates to joint ventures and associates. Disclosure in respect of joint ventures and associates is provided in note 22.

Group companies, in the ordinary course of business, entered into various purchase and sale transactions with associates and joint ventures. The effect of these transactions is included in the financial performance and results of the group. Terms and conditions are determined on an arm’s length basis. Amounts owing (after eliminating intercompany balances) to related parties are disclosed in the respective notes to the financial statements for those statement of financial position items. No impairment of receivables related to the amount of outstanding balances is required.

Material related party transactions

The following table shows the material transactions that are included in the annual financial statements using the equity method for associates and joint ventures.

	2021	2020	2019
for the year ended 30 June	Rm	Rm	Rm
Sales and services rendered from subsidiaries to related parties
Joint ventures	2 635	672	1 474
Purchases by subsidiaries from related parties
Joint ventures	8	691	718
Associates	100	78	95
	108	769	813

Identity of related parties with whom material transactions have occurred

Except for the group’s interests in joint ventures and associates, there are no other related parties with whom material individual transactions have taken place.

38	Related party transactions continued

Key management remuneration

Key management comprises of Executive and Non-executive Directors as well as other members of the Group Executive Committee (GEC)/Prescribed Officers.

		Retirement	Other	Annual	Total	Total	Total
	Salary	funding	benefits	incentives²	2021	2020[1]	2019[1]
	R’000	R’000	R’000	R’000	R’000	R’000	R’000
Executive Directors	24 221	1 078	2 984	37 210	65 493	22 944	46 948
1	Total remuneration for the financial year excludes gains derived from the long-term incentive schemes which are separately disclosed.
2	Short-term incentives approved based on the Group results for the 2021 financial year and payable in the 2022 financial year. Incentives are calculated as a percentage of total guaranteed package/base salary as at 30 June 2021 multiplied by the Group STI performance and the Individual Performance Factor.

Gains on Long-term incentives previously awarded to the Executive Directors’ and former Executive Directors’ vested after the performance period ended 30 June 2021, are as follows:

Long
	incentive	Total	Total	Total
	vested[1]	2021	2020	2019
	R’000	R’000	R’000	R’000
Executive Directors	4 824	4 824	2 657	25 025
1	Long-term incentives for the 2021 financial year represent incentives approved on the group results for the performance period ended 30 June 2021, settled in the 2022 financial year.

Remuneration and benefits paid and short-term incentives approved for the Prescribed Officers were as follows:

		Retirement	Other	Annual	Total	Total	Total
	Salary	funding	benefits	incentives[2]	2021[1]	2020[1]	2019[1]
	R’000	R’000	R’000	R’000	R’000	R’000	R’000
Prescribed Officers	35 540	5 086	10 737	41 454	92 817	52 142	67 488
Number of Prescribed Officers					7	6	8
1	Total remuneration for the financial year excludes gains derived from the long-term incentive schemes which are separately disclosed.
2	Short-term incentives approved based on the Group results for the 2021 financial year and payable in the 2022 financial year. Incentives are calculated as a percentage of total guaranteed package/base salary as at 30 June 2021 multiplied by the Group STI performance and the Individual Performance Factor.

Gains on Long-term incentives previously awarded to the Prescribed Officers vested after the performance period ended 30 June 2021, are as follows:

Long-term
incentive
	rights	Total	Total	Total
	vested[1]	2021	2020	2019
	R’000	R’000	R’000	R’000
Prescribed Officers	6 735	6 735	4 201	68 559

1 Long-term incentives for the 2021 financial year represent incentives approved on the group results for the performance period ended 30 June 2021, settled in the 2022 financial year.

Gains on Long-term incentives previously awarded to the former Joint CEOs and Presidents and vested after the performance period ended 30 June 2021, are as follows:

38	Related party transactions continued

Long-term
incentive
	rights	Total	Total
	vested[1]	2021	2020
	R’000	R’000	R’000
Former Joint CEOs and Presidents	6 182	6 182	3 765
1	Long-term incentives for the 2021 financial year represent incentives approved on the group results for the performance period ended 30 June 2021, settled in the 2022 financial year.

The total IFRS2 charge for LTI’s awarded to the Executive Directors and the Prescribed Officers in 2021 amounted to R26 million and R36 million.

Non-executive Directors’ emoluments for the year was as follows:

				Ad Hoc
				Special
	Board	Lead		Board —
	meeting	Director	Committee	Committee	Total	Total	Total
	fees	fees	fees	Meeting	2021	2020	2019
	R’000	R’000	R’000	R’000	R’000	R’000	R’000
Non-executive Directors	24 996	707	6 878	959	33 540	39 743	32 455